Income Taxes (Income Tax Benefit (Expense)) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current Income Tax Expense (Benefit)		$ 0		¥ 1,043
Deferred Income Tax Expense (Benefit)	(5,317)	(766)	(7,000)	(303)
Income Tax Expense (Benefit)	¥ (5,317)	$ (766)	¥ (7,000)	¥ 740